Short-Term Borrowings - Short-Term Borrowings and the Related Weighted-Average Interest Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Short-term borrowings	$ 196,095	$ 160,698
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	0	0
Securities Sold Under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 196,095	$ 160,698